SCHEDULE OF RECONCILIATION OF LEASE RECEIVABLES WITH CUSTOMERS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Balance, contract asset	$ 120	$ 221	$ 221
Recognized in Revenue, non current portion				254
Invoiced to Customer, non current portion	(30)	(30)	(100)	(39)
Interest Earned, non current portion			3	2
Unguaranteed Residual Assets, non current portion	4	4	4	4
Balance, contract asset	94	195	120	221
Balance, current portion	(120)	(221)	(221)
Invoiced to Customer, current portion	30	30	100	39
Balance, current portion	(94)	(195)	(120)	(221)
Balance, current portion	(17)	(120)	(120)
Balance, current portion	(4)		(17)	(120)
Balance, non current portion	103	101	101
Balance, non current portion	90		103	101
Other Current Assets [Member]
Recognized in Revenue, non current portion
Invoiced to Customer, non current portion	(15)		2
Interest Earned, non current portion
Invoiced to Customer, current portion	15		(2)
Other Noncurrent Assets [Member]
Recognized in Revenue, non current portion				254
Invoiced to Customer, non current portion	(15)	(30)	(102)	(39)
Interest Earned, non current portion			3	2
Invoiced to Customer, current portion	15	30	102	39
Other Current Assets [Member]
Balance, contract asset	103	101	101
Unguaranteed Residual Assets, non current portion	2
Balance, contract asset	90	101	103	101
Balance, current portion	(103)	(101)	(101)
Balance, current portion	(90)	(101)	(103)	(101)
Balance, current portion		(120)	(120)
Balance, current portion				(120)
Other Noncurrent Assets [Member]
Balance, contract asset	17	120	120
Unguaranteed Residual Assets, non current portion	2	4	4	4
Balance, contract asset	4	94	17	120
Balance, current portion	(17)	(120)	(120)
Balance, current portion	$ (4)	(94)	(17)	(120)
Balance, non current portion		$ 101	$ 101
Balance, non current portion				$ 101